[Cover] [Map of Continents: North America, South America, Europe, Africa, Asia, Australia]


                                 ANNUAL REPORT

                       SSgA International Liquidity Fund

                               December 31, 1998

                        Contents
                      Annual Report
                    December 31, 1998

             SSgA International Liquidity Fund

                                                         Page
Chairman's Letter ....................................    3
Management of the Funds ..............................    4
Portfolio Management Discussion and Analysis .........    5
Report of Independent Accountants ....................    6
Financial Statements .................................    7
Financial Highlights .................................   10
Notes to Financial Statements ........................   11

               International Currency Fund

Report of Independent Accountants ....................   15
Portfolio of Investments .............................   16
Financial Statements .................................   20
Financial Highlights .................................   24
Notes to Financial Statements ........................   26
Fund Management and Service Providers .......... back cover

This report is prepared from the books and records of the funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a fund prospectus containing more complete information concerning the investment objective and operations of the fund, charges and expenses.

International investing involves increased risk and volatility.

The prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. An investment in the Funds is neither guaranteed nor insured by the FDIC or any other government agency. Although the fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. BISYS Fund Services Limited Partnership is the distributor of the funds.

SSgA International Liquidity Fund
--------------------------------------------------------------------------------
Letter From the Chairman of State Street Global Advisors
--------------------------------------------------------------------------------

Dear Shareholders,

I am pleased to provide you with the SSgA International Liquidity Fund annual report for the fiscal year ended December 31, 1998. The period under review covers a significant event when the fund changed its investment advisor to State Street Global Advisors in September 1998. In connection with this change, the fund changed its name from Five Arrows Short-Term Investment Trust to its present title.

The investment objective of the fund continues to be the maintenance of a high level of liquidity, to preserve capital and stability of principal expressed in the fund's designated currency, and, consistent with these objectives, to earn current income. The fund is designed primarily for use as a means of investing short-term cash reserves in the fund's designated currencies.

As January 1, 1999 marked the introduction of the Euro as the continuing currency of the Deutsche Mark, we sought and received approval from the US Securities and Exchange Commission to convert the Deutsche Mark denominated currency portfolio into the first US registered money market fund denominated in Euros. As a result of this landmark ruling by the SEC, AAA rated SSgA International Liquidity Fund will allow investors in the US for the first time, to hold short-term cash reserves denominated in Euros in a SEC-registered money market mutual fund.

State Street Global Advisors intends to proceed with the evolution of new products and services while committing to your investment needs.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment advisor to the fund, I would like to thank you for choosing the SSgA International Liquidity Fund.

Sincerely,



Nicholas A. Lopardo
Chairman and Chief Executive Officer, State Street Global Advisors

                                                                 Annual Report 3

SSgA International Liquidity Fund
--------------------------------------------------------------------------------
Management of the Funds
--------------------------------------------------------------------------------



                         [Photo of Nicholas A. Lopardo]
                             Nicholas A. Lopardo
                      Chairman and Chief Executive Officer


A Team Approach to Investment Management

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team.

4 Annual Report

SSgA International Liquidity Fund
--------------------------------------------------------------------------------
Portfolio Management Discussion and Analysis
--------------------------------------------------------------------------------

Fund Results

The US Dollar Fund had a return of 5.55% for the fiscal year ended December 31, 1998 as compared to the benchmark return of 5.56% for the same period. The benchmark refers to the US Dollar seven-day LIBID rate as published by the British Bankers Association.

Economic Review and Outlook

1998 ended with striking similarities to how it started, with exogenous economic events threatening global economic growth, and putting the world on alert for lower short term interest rates. The year began with lingering concerns of the "Asian flu" spreading to other regions as trade deterioration and a retrenchment of consumer demand risked economic downturn. The US continued to grow, however, as domestic demand far outstripped the effects of negative trade flows. The Federal Reserve continued its tightening bias throughout the first half of the year while the UK economy saw surprising signs of strength and actually raised its target rate 1/2 to 7-1/2% in early June.

All this changed in the third quarter as the proverbial "other shoe fell" with the collapse of the Russian economy and subsequent Ruble devaluation. Investor confidence was shattered as fears grew over China, Brazil and Latin American economies deteriorating. One result of these fears and the dramatic flight to quality was the near-collapse of Long Term Capital Management hedge fund. This combined with concerns of illiquid markets and persistent rumors of deteriorating credit conditions among major financial institutions shifted the Federal Reserves bias towards easing. The Federal Reserve proceeded to lower its target federal funds rate 75 basis points through a series of rate cuts in the third and fourth quarters.

The UK economy witnessed a rapid domestic and export slowdown in the second half of 1998 as a strong pound and global turmoil took its toll. The strong pound, resulting from the relatively high short rates throughout the first half, severely impacted the export economy. Signs of manufacturing weakness and layoffs began to lower consumer confidence and impact consumer demand. Amid these signs, the Monetary Policy Committee lowered the base rate by 125 basis points through a series of rate cuts in the fourth quarter. With economists predicting recession for the first half of 1999, the market has priced in further cuts in the base rate targeting 5% by mid-1999. The UK economy, ranking as Europe's third largest, is also beginning to align itself with the newly formed Economic Union countries. Most pundits believe the UK will move to join sometime before mid-2002. As evidence of this begins to emerge, a convergence of rates will begin to accelerate between the UK and European Union countries. With growth dwindling and the European Union short rates at 3%, the UK should see continued reductions in short rates in 1999.

The Federal Reserve will be forced to continue its balancing act between global economic conditions and signs of strong domestic growth in 1999. Consumer sentiment in the US shows little signs of abatement as equities hit new all-time highs, housing starts surge, and retail sales grew into year-end. In addition, inflation continues to tread at 35-year lows, leaving the Fed with an attractive option of lowering rates when appropriate. Indeed, the market forecasts further rate reductions in 1999 taking the federal funds rate to 4-1/2% sometime before mid-year.

                                                                Annual Report  5

SSgA International Liquidity Fund
--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of the Trustees of SSgA International Liquidity Fund

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA International Liquidity Fund, comprised of the U.S. Dollar Fund, Pound Sterling Fund, Canadian Dollar Fund and Deutsche Mark Fund (the "Funds") at December 31, 1998 and the results for their operations, the changes in their net assets and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 19, 1999

6 Annual Report

SSgA
International Liquidity Fund

                                                                              Statements of Assets and Liabilities
                                                                        (local currencies) as at December 31, 1998

                                                                U.S.         Pound      Canadian
                                                               Dollar      Sterling      Dollar      Deutsche Mark
                                                                Fund         Fund*        Fund*          Fund*
                                                                 $          [Pound]        C$             Dem
                                                            -----------  ------------  ----------   --------------
Assets:
Investment in International Currency Fund ...............      19,689          10            10             10
Deferred organizational costs ...........................      36,680          --            --             --
Receivable from Administrator ...........................      18,042          --            --             --
                                                               ------       -----        ------         ------
  Total Assets ..........................................      74,411          10            10             10
                                                               ------       -----        ------         ------
Liabilities:
Distribution payable from net investment income .........       2,812          --            --             --
Amounts payable to Manager ..............................      48,840          --            --             --
Bluesky Fees payable ....................................       7,672          --            --             --
Printing Fees payable ...................................       4,858          --            --             --
Audit fees payable ......................................       2,190          --            --             --
Shareholder service fees payable ........................       1,216          --            --             --
Administrative fees payable .............................         254          --            --             --
Other accrued expenses ..................................       6,469          --            --             --
                                                               ------       -----        ------         ------
  Total Liabilities .....................................      74,311          --            --             --
                                                               ------       -----        ------         ------
Net Assets ..............................................         100          10            10             10
                                                               ======       =====        ======         ======
Net Asset Value, Offering & Redemption
 Price per share
 Global Shares--(100, 10, 10, and 10, shares of
  beneficial interest oustanding respectively) ..........        1.00        1.00          1.00           1.00
                                                               ======       =====        ======         ======
Net Assets consist of:
 Shares of beneficial interest ..........................          --          --            --             --
 Additional paid-in capital .............................         100          10            10             10
                                                               ------       -----        ------         ------
Net Assets ..............................................         100          10            10             10
                                                               ======       =====        ======         ======

* not yet commenced operations

See notes to financial statements.
                                                                 Annual Report 7

SSgA
International Liquidity Fund

                                                                                             Statements of Operations
                                                              (local currencies) For the year ended December 31, 1998

                                                                  U.S.          Pound      Canadian
                                                                 Dollar       Sterling      Dollar      Deutsche Mark
                                                                  Fund          Fund*        Fund*          Fund*
                                                                   $           [Pound]        C$             Dem
                                                             -------------   ----------   ----------   --------------
Investment Income:
 Investment income allocated from International
   Currency Fund .........................................       228,888           --           --             --
                                                                 -------       ------       ------         ------

 Expenses ................................................        21,846           --           --             --
 Less: Fee waivers .......................................        (8,225)
 Less: International Currency Fund expense
   reimbursement .........................................        (2,633)          --           --             --
                                                                 -------       ------       ------         ------
 Net Expenses ............................................        10,988           --           --             --
                                                                 -------       ------       ------         ------

Net Investment Income from International Currency Fund           217,900           --           --             --
                                                                 -------       ------       ------         ------

Fund Expenses:
 Legal fees ..............................................        37,752           --           --             --
 Printing fees ...........................................        16,698           --           --             --
 Shareholder servicing fees ..............................        14,157           --           --             --
 Registration fees .......................................        12,705           --           --             --
 Amortization of organization costs ......................        12,200           --           --             --
 Audit fees ..............................................         5,082           --           --             --
 Administration fees .....................................         2,023           --           --             --
 Miscellaneous expenses ..................................        10,306           --           --             --
                                                                 -------       ------       ------         ------

 Total Expenses ..........................................       110,923           --           --             --
 Less fee waivers and reimbursements by the
   Administrator .........................................      (110,923)          --           --             --
                                                                --------       ------       ------         ------
 Total Net Expenses ......................................            --           --           --             --
                                                                --------       ------       ------         ------

Net Investment Income ....................................       217,900           --           --             --
                                                                --------       ------       ------         ------

Net Increase in Net Assets Resulting from Operations .....       217,900           --           --             --
                                                                ========       ======       ======         ======

* not yet commenced operations

See notes to financial statements.

8 Annual Report

SSgA
International Liquidity Fund

                                                                           Statements of Changes in Net Assets

                                                                                             For the period
                                                                                           from March 26, 1997
                                                                       For the year         (commencement of
                                                                    ended December 31,       operations) to
                                                                           1998             December 31, 1997
                                                                             $                      $
U.S. DOLLAR FUND                                                   --------------------   --------------------
Increase in Net Assets
From Operations:
 Net investment income .........................................           217,900               199,869
                                                                        ----------             ---------

  Net increase in net assets resulting from operations .........           217,900               199,869
                                                                        ----------             ---------

From Distributions to Shareholders:
 Net investment income --
   Global Shares ...............................................          (217,900)             (199,869)
                                                                        ----------             ---------
   Change in net assets from shareholder distributions .........          (217,900)             (199,869)
                                                                        ----------             ---------

From Fund Share Transactions:
 Net increase (decrease) in net assets From Fund share
   transactions ................................................        (8,269,228)            8,269,328
                                                                        ----------             ---------

Net increase (decrease) in Net Assets ..........................        (8,269,228)            8,269,328
                                                                        ----------             ---------

Net Assets:
 Beginning of period ...........................................         8,269,328                    --
                                                                        ----------             ---------

 End of year period ............................................               100             8,269,328
                                                                        ==========             =========

See notes to financial statements.
                                                                 Annual Report 9

SSgA
International Liquidity Fund

                                                                                   Financial Highlights
              The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

U.S. DOLLAR FUND (d)
                                                                                      For the period
                                                                                    from March 26, 1997
                                                                For the year         (commencement of
                                                             ended December 31,       operations) to
                                                                    1998             December 31, 1997
                                                                      $                      $
                                                            --------------------   --------------------
 Net asset value per share, beginning of year ...........         $ 1.00                  $ 1.00

Income From Investment Operations:
 Net investment income ..................................           0.05                    0.04

Less Distributions:
 Net investment income ..................................          (0.05)                  (0.04)

 Net asset value per share, end of year .................         $ 1.00                  $ 1.00
                                                                  ------                  ------

Total Return ............................................           5.55%                   4.18%(b)
                                                                  ------                  ------

Ratios/Supplemental Data:
 Net assets, end of year ('000 omitted) .................             (e)                 $8,269
 Ratio of expenses to average net assets after waivers
   and reimbursements ...................................           0.27%                   0.28%(c)
 Ratio of net investment income to average net assets
   after waivers and reimbursements .....................           5.33%                   5.33%(c)
 Ratio of expenses to average net assets (a) ............           3.25%                   3.04%(c)
 Ratio of net investment income to average net assets (a)           2.35%                   2.56%(c)

(a) During the year, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred the ratios would have been as indicated.

(b) Not annualized

(c) Annualized

(d) Per share amounts and ratios/supplemental data reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the related portfolio.

(e) Amount of Net Assets is $100

See notes to financial statements.

10 Annual Report

SSgA
International Liquidity Fund

                                                   Notes to Financial Statements
                                                               December 31, 1998

1. Organization

SSgA International Liquidity Fund, a Delaware business trust ("the Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At December 31, 1998, the Trust consisted of four funds; the U.S. Dollar Fund, the Pound Sterling Fund, the Canadian Dollar Fund and the Deutsche Mark Fund, (individually a "Fund" and collectively the "Funds"). Prior to September 22, 1998, the Trust's name was Five Arrows Short-Term Investment Trust. As of December 31, 1998, only the U.S. Dollar Fund had commenced operations.

Each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the corresponding portfolio of the International Currency Fund, (individually a "Portfolio" and collectively the "Portfolios" ), which has the same investment objectives as that of such Fund. The value of each Fund's investment in each Portfolio included in the accompanying statements of assets and liabilities reflects each Fund's proportionate beneficial interest in the net assets of that Portfolio. At December 31 1998, the Funds held proportionate interests in the corresponding Portfolios in the following amounts:

U.S. Dollar Fund             00.13%
Pound Sterling Fund          00.00%
Canadian Dollar Fund         00.00%
Deutsche Mark Fund           00.00%

Each Fund offers two classes of shares, Global Shares and Global Service Shares (prior to September 22, 1998, these classes were known as Five Arrows Shares and Five Arrows Service Shares, respectively). As of the date of this report, only the Fund's Global Shares have been offered.

The financial statements of each Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with each Fund's financial statements.

BISYS Fund Services Limited Partnership ("BISYS") serves as the Trust's administrator and distributor. Its affiliates, BISYS Fund Services Inc., (the "Transfer Agent"), act as the distributor and transfer/dividend disbursing agent to the Funds, respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The Fund's financial statements are prepared in accordance with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period and disclosures in the financial statements. Actual results could differ from those estimates.

Securities Valuation: The Funds record respective investments in the Portfolios of International Currency Fund at value. The valuation of securities held by the International Currency Fund is discussed in the notes to the International Currency Fund financial statements included elsewhere in this report.

                                                                Annual Report 11

SSgA
International Liquidity Fund

                                        Notes to Financial Statements, continued
                                                               December 31, 1998

Investment Income and Expenses: The Funds record their proportionate share of the investment income, expenses and realized gains and losses recorded by the corresponding Portfolio on a daily basis. The investment income, expenses and realized gains and losses are allocated daily to investors in each Portfolio based upon the value of their investments in each Portfolio. Such investments are adjusted on a daily basis on the basis of their net assets.

Expenses directly attributable to each Fund are charged directly to the respective Fund, while general Trust expenses attributable to more than one Fund of the Trust are allocated among the respective Funds on the basis of their relative net assets.

Dividends and Distributions to Shareholders: Each Fund's net investment income, if any, is declared daily in respect of each class of share and paid monthly to shareholders of record on the date of declaration. Dividends from each class of share are automatically reinvested in additional shares of that class at net asset value unless the shareholders specifically elects to receive dividends in the form of cash. Net realized gains on portfolio securities, if any, are distributed at least annually. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, expiring capital loss carryforwards, and deferral of certain losses.

Federal Income Taxes: Under Subchapter M of the Internal Revenue Code (the "Code"), the Funds will be treated as separate entities for U.S. federal income tax purposes. It is intended that each Fund will qualify for each fiscal year as a "regulated investment company" under the Code by complying with certain requirements of the Code regarding sources of income, diversification of assets, and distribution of income to shareholders, although no assurance can be given in this regard. As regulated investment companies, the Funds will not be liable for U.S. federal income taxes on the net investment income and capital gains distributed to shareholders in accordance with the applicable provisions of the Code. Since it is intended that each Fund will distribute all of its net income and net capital gains each year, each Fund should avoid all U.S. federal income taxes.

Each Fund will determine its income in terms of its Designated Currency and, in the case of each Fund other than the U.S. Dollar Fund, will translate its net income for each year from its Designated Currency into U.S. dollars for U.S. federal income tax purposes. Under current Treasury regulations, regulated investment companies are normally required to recognize for U.S. federal income tax purposes income or loss attributable to changes in exchange rates between the U.S. dollar and the Fund's Designated Currency (i.e. currency gain or loss) absent a ruling to the contrary from the Internal Revenue Service. Recognition of currency gain in excess of currency loss in any given year would require the affected fund to pay dividends in excess of its interest income in order to pay out all income as calculated for U.S. federal income tax purposes. In reliance upon a ruling from the U.S. Internal Revenue Service, the Trust calculates the income of each Fund without recognizing currency gain or loss.

Organizational expenses: The U.S. Dollar Fund incurred certain costs in connection with its organization. The Fund is expected to reimburse State Street Bank and Trust Company (the "Manager") for the payment of these expenses made in advance by the Manager. These costs have been deferred and are being amortized on a straight-line basis over five years from the date of commencement of operations by the Fund.

12 Annual Report

SSgA
International Liquidity Fund

                                        Notes to Financial Statements, continued
                                                               December 31, 1998

3. Related Parties

Administrator: The Funds have an Administration Agreement and a distribution agreement with BISYS Fund Services Limited Partnership ("BISYS") (the "Administrator" the "Distributor").

As Administrator, BISYS is responsible for coordinating and generally administering the operation of the Funds' business. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.05% of each Fund's average daily net assets. BISYS has agreed to provide a wide range of services to the Funds, including maintaining the Funds' offices, providing statistical and research data, coordinating the preparation of reports to shareholders, calculating and providing for the calculation of net asset values of Fund shares, dividends and capital gains distributions to shareholders and performing other administrative functions necessary for the smooth operation of the Funds. The Administrator waived fees and reimbursed expenses in the following amounts so that the Funds could meet these expense limitations.

U.S. Dollar Fund      $121,781

Distributor and Shareholder Servicing: The Trust has adopted a 12b-1 Plan (the "Plan") in accordance with Rule 12b-1 promulgated under the 1940 Act. The Plan provides that each Fund will make payments to the Distributor equal to 0.50% (on an annual basis) of the average daily value of the net assets of such Fund's Global Service class of shares. The 12b-1 fee has two components: a service fee and a distribution fee.

The plan provides that each of these components will be paid at an annual rate of 0.25% of the average daily value of the net assets of such Fund's Global Service class of shares.

Trustees' Fees: The Trust has to date paid no compensation to the Trustees of the Trust and it will not pay any compensation to those Trustees affiliated with the Investment Adviser, the Administrator or the Distributor. The Trust will not pay any compensation to the Trust's officers.

4. Fund Share Transactions

Transactions in shares of the Funds for the period ended December 31 1998 are summarized below:

Global shares
                                                                       Canadian
                                       U.S.              Pound          Dollar     DeutscheMark
                                    Dollar Fund      Sterling Fund       Fund          Fund
                                 ----------------   ---------------   ---------   -------------
Shares subscribed                 $  12,000,000          nil             nil           nil
Shares issued in reinvestment
 of dividends                           245,072          nil             nil           nil
Shares redeemed                     (20,514,300)         nil             nil           nil
                                  -------------     ---------------   ---------   -------------
Net decrease                      $  (8,269,228)         nil             nil           nil
                                  =============     ===============   =========   =============

                                                                Annual Report 13

SSgA
International Liquidity Fund

                                        Notes to Financial Statements, continued
                                                               December 31, 1998

Transactions in shares of the Funds for the period ended December 31, 1997 are summarized below:

Global shares
                                                                        Canadian
                                  United States         Pound            Dollar        DeutscheMark
                                   Dollar Fund      Sterling Fund         Fund             Fund
                                 ---------------   ---------------   --------------   -------------
Shares subscribed                 $  18,651,422     [Pound]10             C$10            DEM10
Shares issued in reinvestment
 of dividends                           169,328            nil             nil             nil
Shares redeemed                     (10,551,422)           nil             nil             nil
                                  -------------           ----            ----            -----
Net increase                      $   8,269,328     [Pound]10             C$10            DEM10
                                  =============           ====            ====            =====

5. Conversion of the Deutsche Mark Fund to the Euro Fund

Subsequent Events: With effect from the 1st day of January, 1999, the Trustees have redesignated the Deutsche Mark Fund as the Euro Fund and the Shares of the Deutsche Mark Fund were redenominated in Euro. Each Share in the Deutsche Mark Fund was redeemed to be denominated in such amount of Euro as is equivalent to its denomination in Deutsche Marks at the rate for the conversion of Deutsche Marks into Euro established by the council of the European Union, subject to such provisions (if any) as to rounding down (and payments in respect of fractions consequent on rounding) as the Trust may decide, with the approval of the Custodian, and as may be specified in a notice to the shareholders. Thereafter, all payments in respect of dividends or redemptions will be made solely in Euro.

14 Annual Report

SSgA International Currency Fund
--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of the Trustees of International Currency Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Currency Fund, comprised of the United States Dollar Portfolio, Pound Sterling Portfolio, Canadian Dollar Portfolio and Deutschemark Portfolio (the "Portfolios") at December 31, 1998 and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts

February 19, 1999

                                                                Annual Report 15

SSgA
International Currency Fund
U.S. DOLLAR PORTFOLIO                                   Portfolio of Investments
                                                               December 31, 1998

                                               Principal               Maturity   Moodys/      Amortised
Description                                      Amount       Rate       Date     S&P (a)        Cost
--------------------------------------------------------------------------------------------------------
Time Deposits - 44.81%
Banks
KredietBank London .........................  $1,100,000       5.50%  01/04/99    P1/A1+    $1,100,000
Bank of Montreal ...........................     700,000       5.75%  01/04/99    P1/A1+       700,000
Bank of Nova Scotia ........................     700,000       5.25%  01/04/99    P1/A1+       700,000
Credit Agricole U.S.A. .....................     700,000       5.88%  01/04/99    P1/A1+       700,000
Royal Bank of Canada London ................     700,000       5.50%  01/04/99    P1/A1+       700,000
Republic National Bank of New York .........     700,000       5.50%  01/04/99    P1/A1+       700,000
Halifax plc ................................     700,000       5.75%  01/04/99    P1/A1+       700,000
Chase Manhattan Bank of Delaware ...........     500,000       4.88%  01/04/99    P1/A1+       500,000
Commerzbank ................................     700,000       5.44%  01/04/99    P1/A1+       700,000
                                                                                            ----------
Total Time Deposits ....................................................................     6,500,000
                                                                                            ----------
Certificates of Deposit - 10.35%
Barclays ...................................     500,000       5.70%  02/01/99    P1/A1+       500,182
Nord LB ....................................   1,000,000       5.30%  03/18/99    P1/A1+     1,000,516
                                                                                            ----------
Total Certificates of Deposit ..........................................................     1,500,698
                                                                                            ----------
Commercial Paper - 20.35%
Financial Services
Ford Credit Europe Bank ....................     800,000       5.50%  01/05/99    P1/A1        799,513
USAA Capital Corp. .........................     260,000       5.25%  01/28/99    P1/A1+       258,982
IBM Credit Corp. ...........................     550,000       5.35%  01/05/99    P1/A1        549,674
National Australia FDG .....................     800,000       5.14%  02/16/99    P1/A1+       794,787

Industrial Services
General Electric Capital Corp. .............     200,000       5.48%  01/14/99    P1/A1+       199,606
Dupont EI De Nemours & Co. .................     350,000       5.23%  01/29/99    P1/A1+       348,584
                                                                                            ----------
Total Commercial Paper .................................................................     2,951,146
                                                                                            ----------

See notes to financial statements.

16 Annual Report

SSgA
International Currency Fund
U.S. DOLLAR PORTFOLIO                        Portfolio of Investments, continued
                                                               December 31, 1998

                                                  Principal              Maturity   Moodys/        Amortised
Description                                         Amount      Rate       Date     S&P (a)         Cost
------------------------------------------------ ----------- ---------- ---------- --------- ---------------
Repurchase Agreements - 24.75%
Credit Suisse First Boston, dated 12/31/98, with
 a maturity value of $3,591,955. (Collateralized
 by $3,775,000 (par value) Federal Mortgage
 Discount Notes due 01/15/23, 10/15/24,
 07/15/25, 10/15/25 04/15/26, 10/15/26, &
 01/15/21. With a market value of
 $3,741,403) ................................... 3,590,000       4.90%   01/04/99    P1/A1+    $ 3,590,000
                                                                                               -----------

Total Investments at Amortised Cost - 100.26% ............................................      14,541,844

Liabilities in excess of other assets - (0.26%) ..........................................         (37,540)
                                                                                               -----------

Net Assets - 100% ........................................................................     $14,504,304
                                                                                               ===========

Percentages indicated are based on net assets of $14,504,304

(a) The Moody's or Standard & Poor's ratings are believed to be the most recent ratings available for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities as of December 31, 1998. Ratings are not covered by the report of independent accountants.

See notes to financial statements.
                                                                Annual Report 17

SSgA
International Currency Fund
POUND STERLING PORTFOLIO                                Portfolio of Investments
                                                               December 31, 1998

                                                 Principal                 Maturity   Moodys/      Amortised
Description                                        Amount        Rate        Date     S&P (a)        Cost
----------------------------------------------------------------------------------------------------------------
Time Deposits - 64.36%
Banks
National Westminster Bancorp ............... [Pound]6,200,000    5.63%     01/04/99    P1/A1+   [Pound]6,200,000
Union Bank Switzerland .....................        6,200,000    5.50%     01/04/99    P1/A1+          6,200,000
Societe Generale, London ...................        6,200,000    6.00%     01/04/99    P1/A1+          6,200,000
Deutsche Bank AG Luxembourg ................        6,200,000    5.50%     01/04/99    P1/A1+          6,200,000
Halifax Building Society ...................        6,350,000    6.88%     01/04/99    P1/A1+          6,350,000
Royal Bank of Canada .......................        6,200,000    5.94%     01/04/99    P1/A1+          6,200,000
Kredietbank ................................        6,200,000    5.75%     01/04/99    P1/A1+          6,200,000
Bank of Nova Scotia ........................        6,200,000    5.88%     01/04/99    P1/A1+          6,200,000
Bank of Montreal ...........................        6,200,000    6.00%     01/04/99    P1/A1+          6,200,000
Commerzbank ................................        6,200,000    6.06%     01/04/99    P1/A1+          6,200,000
Republic National Bank of New York .........        6,200,000    6.00%     01/04/99    P1/A1+          6,200,000
Chase Bank .................................        6,200,000    5.88%     01/04/99    P1/A1+          6,200,000
Credit Agricole Indosuez ...................        6,200,000    5.88%     01/04/99    P1/A1+          6,200,000
                                                                                                      ----------
Total Time Deposits ..........................................................................        80,750,000
                                                                                                      ----------
Certificates of Deposit - 5.58%
Dresdner Bank ..............................        7,000,000    7.00%     01/04/99    P1/A1+          7,000,000
                                                                                                      ----------
Commercial Paper - 27.27%
Financial Services
Ford Credit Europe Plc .....................        6,000,000    6.35%     01/19/99    P1/A1           5,981,058
Avco Trust Plc .............................        7,000,000    7.08%     01/29/99    P1/A1           6,962,130
Merrill Lynch ..............................        7,000,000    6.87%     04/19/99    P1/A1+          6,860,484

Banks
Barclays Australia .........................        7,000,000    7.29%     01/04/99    P1/A1+          6,995,831

Industrial Services
Scottish Power .............................        7,500,000    6.90%     02/26/99    P1/A1           7,421,294
                                                                                                     -----------
Total Commercial Paper .......................................................................        34,220,797
                                                                                                     -----------

See notes to financial statements.

18 Annual Report

SSgA
International Currency Fund
POUND STERLING PORTFOLIO                     Portfolio of Investments, continued
                                                               December 31, 1998

                                                                        Amortised
Description                                                                  Cost
---------------------------------------------------------------------------------
Total Investments at Amortised Cost - 97.21% ...............   [Pound]121,970,797

Other assets in excess of liabilities - 2.79%                           3,503,745
                                                               ------------------

Net Assets - 100.0% ........................................   [Pound]125,474,542
                                                               ==================

Percentages indicated are based on net assets of $125,474,542.

(a) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities as at December 31, 1998. Ratings are not covered by the report of independent accountants.

See notes to financial statements.

                                                                Annual Report 19

SSgA
International Currency Fund

                                                                         Statements of Assets and Liabilities
                                                                   (local currencies) as at December 31, 1998

                                                            U.S.         Pound       Canadian
                                                           Dollar       Sterling      Dollar     Deutschemark
                                                          Portfolio    Portfolio    Portfolio*    Portfolio*
                                                              $         [Pound]         C$           Dem
                                                        ------------ ------------- ------------ -------------
Assets:

Investments in securities, at amortized cost
 (original cost $14,541,844, [Pound]121,970,797,
 including Repurchase Agreements of $3,590,000 and
 [Pound]0 respectively.) ..............................  14,541,844   121,970,797         --           --
Deferred organisational costs .........................      45,000        27,000         --           --
Cash ..................................................         793     3,439,761         10           10
Interest receivable ...................................      38,579       124,515         --           --
                                                         ----------   -----------     ------       ------

  Total Assets ........................................  14,626,216   125,562,073         10           10
                                                         ----------   -----------     ------       ------
Liabilities:

Amounts payable to Investment Adviser .................      60,030        45,000         --           --
Custody fees payable ..................................      40,875        27,838         --           --
Advisory fees payable .................................          --         4,535         --           --
Audit fees payable ....................................       8,347         5,100         --           --
Other accrued expenses ................................      12,660         5,058         --           --
                                                         ----------   -----------     ------       ------

  Total Liabilities ...................................     121,912        87,531         --           --
                                                         ----------   -----------     ------       ------

Net Assets, December 31, 1998 .........................  14,504,304   125,474,542         10           10
                                                         ==========   ===========     ======       ======

* not yet commenced operations.

See notes to financial statements.

20 Annual Report

SSgA
International Currency Fund

                                                                                                     Statements of Operations
                                                                      (local currencies) For the year ended December 31, 1998

                                                                      U.S.           Pound         Canadian
                                                                     Dollar         Sterling        Dollar       Deutschemark
                                                                   Portfolio       Portfolio      Portfolio*      Portfolio*
                                                                       $            [Pound]           C$             Dem
                                                                 -------------   -------------   ------------   -------------
Investment Income:

 Interest income .............................................     2,351,433       9,348,640            --             --
                                                                   ---------       ---------        ------         ------

  Total Income ...............................................     2,351,433       9,348,640            --             --
                                                                   ---------       ---------        ------         ------

Expenses:

 Advisory fees ...............................................        84,675         259,764            --             --
 Administration fees .........................................        21,168          64,941            --             --
 Trustees fees ...............................................        32,993          19,856            --             --
 Legal fees ..................................................        30,357          22,568            --             --
 Amortisation of organisation costs ..........................        15,030           9,211            --             --
 Audit fees ..................................................        14,883           7,644            --             --
 Fund accounting fees and expenses ...........................         8,468          25,976            --             --
 Custodian fees and expenses .................................        38,673          39,149            --             --
 Other operating expenses ....................................        29,713           8,134            --             --
                                                                   ---------       ---------        ------         ------

 Total Expenses ..............................................       275,960         457,243            --             --
 Fee waivers .................................................       (84,675)       (168,847)           --             --
                                                                   ---------       ---------        ------         ------
 Total Net Expenses ..........................................       191,285         288,396            --             --
                                                                   ---------       ---------        ------         ------

Net Investment Income ........................................     2,160,148       9,060,244            --             --
                                                                   ---------       ---------        ------         ------

Net Increase in Net Assets Resulting from Operations .........     2,160,148       9,060,244            --             --
                                                                   =========       =========        ======         ======

* not yet commenced operations.

See notes to financial statements.

                                                                Annual Report 21

SSgA
International Currency Fund

                                             Statements of Changes in Net Assets
                                                                              For the period
                                                                            from March 26, 1997
                                                        For the year         (commencement of
                                                     ended December 31,       operations) to
                                                            1998             December 31, 1997
                                                              $                      $
U.S. DOLLAR PORTFOLIO                               --------------------   --------------------
Increase in Net Assets From Operations:
 Net investment income ..........................          2,160,148             1,490,078
                                                           ---------             ---------

  Net Increase in net assets resulting from
    operations ..................................          2,160,148             1,490,078
                                                           ---------             ---------
From Fund Transactions:
  Net increase (decrease) in net assets from fund
    transactions ................................        (41,683,285)           52,537,363
                                                         -----------            ----------

Net increase (decrease) in Net Assets ...........        (39,523,137)           54,027,441
                                                         -----------            ----------

Net Assets:
 Beginning of year ..............................         54,027,441                    --
                                                         -----------            ----------

 End of year ....................................         14,504,304            54,027,441
                                                         ===========            ==========

See notes to financial statements.

22 Annual Report

SSgA
International Currency Fund

                                                                          Statements of Changes in Net Assets

                                                                                             For the period
                                                                                           from March 3, 1997
                                                                       For the year         (commencement of
                                                                    ended December 31,       operations) to
                                                                           1998            December 31, 1997
                                                                         [Pound]                [Pound]
POUND STERLING PORTFOLIO                                           --------------------   -------------------
Increase in Net Assets From Operations:
 Net investment income .........................................          9,060,244             4,780,468
                                                                          ---------             ---------

  Net increase in net assets resulting from operations .........          9,060,244             4,780,468
                                                                          ---------             ---------

From Fund Capital Transactions:

  Net increase (decrease) in net assets from fund
    transactions ...............................................        (11,623,604)          123,257,434
                                                                        -----------           -----------

Net Increase (Decrease) in Net Assets ..........................         (2,563,360)          128,037,902
                                                                        -----------           -----------

Net Assets:

 Beginning of year .............................................        128,037,902                    --
                                                                        -----------           -----------

 End of year ...................................................        125,474,542           128,037,902
                                                                        ===========           ===========

See notes to financial statements.

                                                                Annual Report 23

SSgA
International Currency Fund

                                                                                   Financial Highlights

U.S. DOLLAR PORTFOLIO                                                                  For the period
                                                                                    from March 26, 1997
                                                                For the year         (commencement of
                                                             ended December 31,       operations) to
                                                                    1998             December 31, 1997
                                                                      $                      $
                                                            --------------------   --------------------
Ratios/Supplemental Data:

 Net assets, end of period ('000) .......................         $ 14,504               $54,027
 Ratio of expenses to average net assets
   after waivers and reimbursements .....................             0.45%                 0.65%(b)
 Ratio of net investment income to average net assets
   after waivers or reimbursements ......................             5.03%                 4.93%(b)
 Ratio of expenses to average net assets (a) ............             0.65%                 0.85%(b)
 Ratio of net investment income to average net assets (a)             4.83%                 4.73%
 Total return ...........................................             5.61%                 3.00%(c)

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

(b) Annualized

(c) Not Annualized

See notes to financial statements.

24 Annual Report

SSgA
International Currency Fund

                                                                                        Financial Highlights

POUND STERLING PORTFOLIO                                                                    For the period
                                                                                          from March 3, 1997
                                                                      For the year         (commencement of
                                                                   ended December 31,       operations) to
                                                                          1998            December 31, 1997
                                                                        [Pound]                [Pound]
                                                                  --------------------   -------------------

Ratios/Supplemental Data:

 Net assets, end of period ('000) .............................   [Pound]125,475         [Pound]128,038
 Ratio of expenses to average net assets
   after waivers and reimbursements ...........................             0.22%                  0.24%(b)
 Ratio of net investment income to average net assets .........             6.98%                  6.56%(b)
 Ratio of expenses to average net assets (a) ..................             0.35%                  0.41%(b)
 Ratio of net investment income to average net assets (a)                   6.85%                  6.38%(b)
 Total Return .................................................             7.50%                  4.00%(c)

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

(b) Annualized

(c) Not Annualized

See notes to financial statements.

                                                                Annual Report 25

SSgA
International Currency Fund
                                                   Notes to Financial Statements
                                                               December 31, 1998

1. Organisation

International Currency Fund (the "Portfolio Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At December 31,1998, the Portfolio Trust consisted of four portfolios; the U.S. Dollar Portfolio the Pound Sterling Portfolio, the Canadian Dollar Portfolio and the Deutschemark Portfolio (individually the "Portfolio" and collectively the "Portfolios"). As of that date only the U.S. Dollar and Pound Sterling Portfolios had commenced operations.

The investment objectives of each Portfolio are to seek to maintain a high level of liquidity, preserve capital and stability of principal expressed in the Portfolio's designated currency and, consistent with those objectives, to earn current income.

State Street Bank and Trust Company (the "Investment Adviser") through its's division, State Street Global Advisors, furnishes investment services to the Portfolios. The Investment Adviser assumed these responsibilities: effective from September 22, 1998 from Rothschild International Asset Management Limited ("RIAM"). RIAM services as sub-adviser to the Portfolios.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles. The preparation of financial statements, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuations: The securities of the Portfolios are valued at amortised cost, which approximates market value. The amortised cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortisation to maturity of the difference between the principal amount due at maturity and cost. In accordance with policies adopted by the Portfolio Trust in this regard, the Portfolios may not (a) purchase any instrument with an effective remaining maturity greater than thirteen months, or (b) maintain a weighted average maturity which exceeds 90 days.

Securities Transactions and Related Income: Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognised on the accrual basis and includes, where applicable, the amortisation of premium or accretion of discount. Gains or losses realised on sales of securities are determined by comparing the amortised cost of the security sold with the net sale proceeds.

Expenses: Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Portfolio Trust expenses are allocated among the respective Portfolios of the Trust on the basis of their respective net assets.

Repurchase Agreements: The Portfolios will enter into repurchase agreements only with financial institutions rated by a U.S. nationally recognised statistical rating organisation (NRSRO) in the highest rating category for

26 Annual Report

SSgA
International Currency Fund

                                        Notes to Financial Statements, continued
                                                               December 31, 1998

short term obligations and deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Portfolio Trust's Board of Trustees. During the term of any repurchase agreement, the Investment Adviser will monitor the creditworthiness of the seller, and the seller must maintain the value of the securities subject to the agreement in an amount that is greater than the repurchase price. Default or bankruptcy of the seller would, however expose the Portfolios to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations.

Organisational Expenses: The deferred organisation costs were incurred by the U.S. Dollar and Pound Sterling Portfolios in connection with their organisation. The Portfolios are expected to reimburse the Investment Adviser for the payment of these costs made in advance by the Investment Adviser. The costs have been deferred and will be amortised on a straight line basis over a five year period from the commencement of operations by the Portfolios.

Federal Income Taxes: Each Portfolio will be treated as a partnership for U.S. federal income tax purposes. As such, each U.S. investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of U.S. Internal Revenue Code applicable to regulated investment companies.

3. Related Parties

Adviser: The Portfolio Trust has an investment advisory agreement with State Street Bank and Trust Company (the "Investment Adviser") under which the Investment Adviser directs the investments of the Portfolio in accordance with its investment obligations, policies, and limitations. These investment services are furnished through the Investment Adviser's division, State Street Global Advisers.

Pursuant to the terms of the Investment Advisory Agreement, the Investment Adviser is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.20% of the average daily net assets of each Portfolio of the Trust. For the period from January 1, 1998 to September 22, 1998 Rothschild International Asset Management Limited waived its fees of $71,832 and [Pound]119,327 in the U.S. Dollar and Pound Sterling Portfolios respectively, and State Street Bank and Trust Company waived its fees of $12,843 and [Pound]49,520 in the U.S. Dollar and Pound Sterling Portfolios respectively for the period from September 23, 1998 to December 31, 1998.

Administrator: The Portfolio Trust has an Administration Agreement and a Distribution Agreement with BISYS Fund Services Limited Partnership ("BISYS") (the "Administrator" or the "Distributor"). As Administrator, BISYS assists in supervising the operations of the Portfolios. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee from each Portfolio which is accrued daily and payable monthly, at an annual rate of 0.05% of each of the Portfolio's average daily net assets. For the period ended December 31,1998 BISYS earned the following fees as Administrator for each Portfolio.

U.S. Dollar                   $21,168
Pound Sterling          [Pound]64,941

                                                                Annual Report 27

SSgA
International Currency Fund

                                        Notes to Financial Statements, continued
                                                               December 31, 1998

BISYS Fund Services, Inc., serves the Portfolio Trust as Fund Accountant. BISYS and BISYS Fund Services, Inc. are each wholly owned subsidiaries of The BISYS Group, Inc.

BISYS Fund, Services, Inc. earned the following amounts for the period ended December 31, 1998 for providing such fund accounting services on a daily basis to each Portfolio.

U.S. Dollar                     $ 8,468
Pound Sterling            [Pound]25,976

Board of Trustees: For the period ended December 31, 1998 the U.S. Dollar Portfolio and Pound Sterling Portfolio paid US$32,993 and [Pound]19,856, respectively, in total to the Trustees of the Portfolio Trust. The Portfolio Trust will not pay compensation to the Trustees of the Portfolio Trust affiliated with the Investment Adviser or the Administrator nor will it pay any compensation to the Trustees who are officers of the Trust.

4. Securities Transactions

During the period ended December 31, 1998, each Portfolio had portfolio securities transactions in the following amounts:

                                      Purchases                        Maturities
U.S. Dollar Portfolio                $ 6,407,829,371                  $ 6,447,543,000
Pound Sterling Portfolio       [Pound]18,764,143,021            [Pound]18,796,969,643

5. Fund Share Transactions (On a Constant Value Basis)

For the year ended December 31, 1998

                                                  Pound       Canadian
                                U.S.           Sterling         Dollar    DeutscheMark
                    Dollar Portfolio          Portfolio      Portfolio       Portfolio
Contributions         195,915,883          139,679,400         nil             nil
Withdrawals          (237,599,168)        (151,303,004)

Net decrease          (41,683,285)         (11,623,604)        nil             nil
                     ============         ============         ===             ===

For the period ended December 31, 1997

                                                 Pound       Canadian
                               U.S.           Sterling         Dollar    DeutscheMark
                    Dollar Portfolio         Portfolio      Portfolio       Portfolio
Contributions         177,719,547         182,128,181          le             le
Withdrawals          (125,182,184)        (58,870,747)

Net increase           52,537,363         123,257,434          le             le
                     ============         ===========          ==             ==

28 Annual Report

SSgA
International Currency Fund

                                        Notes to Financial Statements, continued
                                                               December 31, 1998

6. Conversion of the DeutscheMark Portfolio to the Euro Portfolio

Subsequent Events: With effect from the 1st day of January 1999, the Trustees have redesignated the DeutscheMark Portfolio as the Euro Portfolio and the shares in the Deutsche Mark Portfolio were redenominated in Euro. Each Share in The DeutscheMark Portfolio was redeemed to be denominated in such amount of Euro as is equivalent to its denomination in Deutsche Marks at the rate for the conversion of Deutsche Marks into Euro established by the council of the European Union, subject to such provisions (if any) as to rounding down (and payments in respect of fractions consequent on rounding) as the Portfolio Trust may decide, with the approval of the Custodian, and as may be specified in the notice. Thereafter, all payments in respect of dividends or redemptions will be made solely in Euro.

                                                                Annual Report 29
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SSgA International Liquidity Fund
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

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Investment Adviser

    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

Distributor

    BISYS Fund Services Limited Partnership
    3435 Stelzer Road
    Columbus, OH 43219

Administrator

    BISYS Fund Services Limited Partnership
    3435 Stelzer Road
    Columbus, OH 43219

Transer Agent

    BISYS Fund Services, Inc.
    3435 Stelzer Road
    Columbus, OH 43219

Custodian

    The Chase Manhattan Bank
    4 Chase Metrotech Centre
    Brooklyn, NY 11245

Auditors
    PricewaterhouseCoopers LLP
    One Post Office Square
    Boston, MA 02109

Counsel
    Goodwin, Procter & Hoar
    Exchange Place
    Boston, MA 02109